EMPLOYEE BENEFIT	12 Months Ended
Dec. 31, 2022
EMPLOYEE BENEFIT
EMPLOYEE BENEFIT
23.	EMPLOYEE BENEFIT

Mainland China Contribution Plan

Full time employees of the Group in the PRC participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labor regulations require that the Group to accrue for these benefits based on a certain percentage of the employees’ salaries. The total contribution for such employee benefits were RMB15,732, RMB50,648 and RMB82,877 for the years ended December 31, 2020, 2021 and 2022, respectively. The Group has no ongoing obligation to its employees subsequent to its contributions to the PRC plan.